Lease	12 Months Ended
Jun. 30, 2025
Lease [Abstract]
LEASE

8. LEASE

We have operating leases for an office and two stores that we utilize under lease arrangement. The lease term for office is 3-year. Lease terms for two stores are both 2-year. We do not have a finance lease.

The balances and other information for the operating leases where we are the lessee are presented as follows within our consolidated balance sheets:

	As of June 30,
	2025	2024
Operating lease right-of-use assets	180,865	8,758
Lease liabilities – current	75,304	—
Lease liabilities – non-current	98,823	—
Total operating lease liabilities	$174,127	$—

	As of June 30,
	2025	2024
Weighted discount rate for the operating lease	10%	10%
Weighted average remaining lease term	24 months	2 months

Because the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The components of lease expense are as follows within our consolidated statements of operations:

	For the year ended June 30,
	2025	2024
Operating lease expense(i)	66,498	53,172
Cash paid for operating lease	97,335	79,127
Right-of-use assets obtained in exchange for operating lease liabilities	—	—
(i)	Operating lease expense includes short-term leases and variable lease costs.

We renew the office lease for 3 years in August 2024 and renew the leases for two shops for 2 years in April 2025. The following is a schedule of future minimum payments of the lease:

For the six months ended December 31,	Amount
2026	97,234
2027	94,630
2028	10,998
Total lease payments	$202,862